LETTERHEAD OF THACHER PROFFITT & WOOD

August 18, 2006

H. Yuna Peng
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:         Alliance Securities Corp.
Registration Statement on Form S-3
Filed June 20, 2006
File No. 333-135166

Dear Ms. Peng:

We have received and reviewed your comment letter dated July 17, 2006 to our Regulation AB submission of June 20, 2006. This cover letter and the enclosed revised filing is intended to respond to the points raised in your letter in addition to providing you with the supplemental information requested by several comments. In some of our responses we proffer an explanation for our belief that a revision is not necessary and we would appreciate your additional consideration of these points in particular.

We have enclosed both clean and marked copies to show changes of the reviewed filing.

We appreciate the Commission’s continued review of our intended disclosure and look forward to working with you on such questions as may be presented in the course of developing a compliant filing for Alliance Securities Corp.

Registration Statement on Form S-3

General

Comment

1.
We note that the name of the depositor disclosed on the registration statement cover page and throughout the filing is Alliance Securities Corp., while the name that appears on EDGAR is AB Mortgage Securities Corp. Please revise appropriately or advise.

Response

The name of the depositor is Alliance Securities Corp., as used throughout the filing. On June 15, the registrant filed a Form 8-K on EDGAR advising the Commission of its name change from AB Mortgage Securities Corp to Alliance Securities Corp. We contacted EDGAR Filer Support on June 17 when the updated name had not appeared on EDGAR and were told that the discrepancy would be fixed. On July 24, we contacted EDGAR Filer Support in response to this comment and have been instructed to fix the company name through EDGAR Filer Management. The name should be correct with this filing.

Comment

2.
Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction I.A.4 of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.

Response

Alliance Securities Corp. has never done any public or private securitizations of mortgage loans. The registrant has further advised us that it is the only issuing entity previously established directly or indirectly by this registrant or any of its affiliates. Further, all reports (including on Forms 10-K, 8-K and 10-D, as applicable) and other materials that are required to be filed pursuant to an Exchange Act requirement, as to any class of asset-backed securities backed by residential mortgage loans, that were required to be filed during the period August 18, 2005 through August 18, 2006 have been timely filed. In making this confirmation, we take into account the definitions and conditions set forth in General Instruction I.A.4.

Comment

3.
Please confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus. Refer to Item 1100(f) of Regulation AB.

Response

All material terms of the finalized agreements that are required to be filed as an exhibit to the registration statement under cover of Form 8-K will either be in the final 424(b)(5) filing or filed prior to or simultaneously with the 424(b)(5) filing. We will file all agreements that are required to be filed with the Securities and Exchange Commission as promptly as possible after a transaction closes and will be in compliance with 1934 Act reporting requirements.

Comment

4.	Please also confirm that you will file unqualified legal and tax opinions at the time of each takedown.

Response

We confirm that the depositor will file unqualified legality and tax opinions at the time of each takedown. We further confirm that in the Thacher opinions filed at the time of each takedown, we will delete assumptions (ii), (iii) and (iv) of the second paragraph of the Thacher filing opinion, except for assumptions relating to execution, authentication, payment and delivery.

Comment

5.
Please note that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment. Refer to Rule 409 of the Securities Act, which requires that the registration statement be complete at the time of effectiveness, except for information that is not known or reasonably available. Please confirm for us that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

Response

We confirm that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

Comment

6.
Please ensure that the courtesy copies provided to the staff are identical to the filings submitted on EDGAR. For instance, we note that the exhibit index in the Edgar version indicates that several exhibits will be filed by amendment while the courtesy copies do not. Please confirm that this is the only inconsistency or provide us with a list of all additional differences between the filed version and the courtesy copy.

Response

The courtesy copies provided to the staff with this submission are identical to the filings submitted on EDGAR. We did not find any inconsistencies in our previous filing other than the one the Commission has already noted.

Prospectus Supplement #1

General

Comment

7.	Please include a section similar to the one you have included in your second prospectus supplement, discussing the information required by Item 1104 of Regulation AB.

Response

We have made this change.

Comment

8.	Please add a placeholder confirming that you will provide the disclosure required by Item 1110 of Regulation AB for all applicable originators.

Response

We have made this change.

Cover Page

Comment

9.
When referring to transaction parties, please use the terminology set out in Regulation AB. Please refer to Item 1101(f) of Regulation AB for the definition of issuing entity. In this regard, it appears that you have used “the trust” or “the trust fund” in several places throughout the filing, including the cover page, where you are referring to the “issuing entity.” Please revise throughout the filing as necessary.

Response

We have made this change.

Summary

Comment

10.	Please disclose the expected final and final scheduled maturity or principal distribution dates, if applicable. See Item 1103(a)(3) of Regulation AB.

Response

We have made this change.

Comment

11.	Further, identify the denominations in which the securities may be issued. See Item 1103(a)(3) of Regulation AB.

Response

We have made this change.

Comment

12.	Please revise to discuss the distribution priority of servicer fees. Refer to Item 1103(a)(3) of Regulation AB.

Response

Item 1103(a)(3)(vi) requires a description of the priority of servicer fees to the extent necessary to understand the payment characteristics of the classes that are offered by the prospectus. Because the prospectus supplement contemplates a Master Servicing Fee payable from the interest portion of the monthly payments collected for each loan as the only fee payable from the cash flows, we do not believe an additional description of how the master servicer pays a servicer or the trustee is necessary to understand the payment characteristics of the classes of certificates that are offered by the prospectus supplement. However, to the extent there were multiple fees payable from the same loan, generally the documents are silent on how those are allocated given the unlikelihood that any shortfall from a loan would be sufficient to affect the payment of these amounts.

Comment

13.
Please identify any events that can trigger liquidation or amortization of the asset pool or other performance triggers that would alter the transaction structure or the flow of funds. Refer to Item 1103(a)(3) of Regulation AB.

Response

The structure contemplated in the form of prospectus supplement does not include any default or performance related events that could trigger a liquidation of the trust. However, there are certain triggering events related to loss and delinquency performance, and subordination levels, that may alter the cash flows as between the subordinate classes and the senior classes collectively. These events are identified in the summary, in the last paragraph under “Credit Enhancement”, with a cross reference to the sections in the full text where these provisions are described in full detail.

Comment

14.	Please briefly describe what protection or support is provided by subordination. See Item 1103(a)(3)(ix) of Regulation AB.

Response

We have made this change.

Comment

15.
We note from page S-1 that you contemplate using a certificate insurer. Please revise your cover page to briefly describe this feature and to identify the insurer. See Item 1102(h) of Regulation AB. Please similarly revise your summary section. Finally, please confirm that the swap counterparty to which you refer on page S-1 relates to the mandatory auction you reference throughout the prospectus or revise accordingly.

Response

We have made this change. We confirm that the swap counterparty to which we refer on page S-1 relates to the mandatory auction.

Comment

16.	We note that your transaction structure chart on page S-7 refers to specific transaction parties that do not appear to be involved in the current transaction. Please revise as appropriate or advise.

Response

We had added several diagrams to each prospectus to indicate the type of diagram that may be used to depict the flow of funds, payment priorities and allocations, including any subordination features, to assist investors in understanding the payment flow on all classes of issued securities. We anticipate that these diagrams would change based on the actual structure of a deal, for example if a swap or mandatory auction was used. The form prospectus diagrams therefore omit certain of the parties in the sample transaction structure chart.

Comment

17.
We note from page S-44 that you will have residual certificates and that certain Class B certificates will not be offered publicly. Please revise your summary section to include this information. See Item 1103(a)(3)(i) of Regulation AB.

Response

We have made this change.

The Mortgage Pool, page S-20

Comment

18.
Please revise this section to provide additional disclosure regarding the pool characteristics in tabular or graphical format similar to the mortgage pool information you have provided in the second prospectus supplement. Refer to Item 1111(b) of Regulation AB.

Response

We have made this change.

Prospectus Supplement #2

Table of Contents

Comment

19.
Please expand your table of contents to list all of the various subsections in prospectus supplement 2 to assist investors in locating the relevant disclosure on the offered securities. For example, we note you include a number of cross-references to subsections in the summary, however, the subsections are not provided in the table of contents. Please revise accordingly.

Response

We have made this change.

Base Prospectus

Evidence as to Compliance, page 25

Comment

20.
We bring your attention to the statement “each party responsible for the servicing function will provide . . . servicing criteria established in Item 1122(a) of Regulation AB.” Please revise this section to clarify that the servicer will use the applicable servicing criteria in paragraph (d) of Item 1122.

Response

We have made this change.

Distribution of Interest and Principal on the Securities, page 42

Comment

21.
We note that the related prospectus supplement will specify the security interest rate, or, in the case of a variable or adjustable security interest rate, the method for determining the security interest rate, for each class. We also note from page 27 that floating rate securities will be based on an index of the type that is customarily used in the debt and fixed income markets. Please confirm that you will not use indexes of securities or commodities in any event.

Response

We confirm that in no event would payments of interest on the securities be based on a stock or commodities index.

Cash Flow Agreements, page 51

Comment

22.
Please revise to delete your reference to “other cash flow agreements.” We view this as a catch-all. Instead, disclose all forms of cash flow agreements reasonably contemplated to be included in an actual takedown.

Response

We have made this change.

Derivatives, page 54

Comment

23.
Your disclosure regarding market value swaps discusses ways in which a market value swap “might” operate. Please revise to clarify, if true, that the market value swaps contemplated by this offering are limited to use in mandatory auctions. If they are not, please specifically discuss the different types of market value swaps that may occur and why you believe they are consistent with the requirements of Regulation AB.

Response

We confirm that the market value swaps contemplated by this offering are limited to use in auctions. We have included the following language in this section to that effect: “market value swaps that are referenced to the value of one or more of the mortgage loans or other assets included in the trust fund or to a class of offered securities and that are used solely in conjunction with auctions.”

Comment

24.	Please confirm that such auctions will not be controlled by affiliates of the registrant.

Response

We confirm that the auction administrator would be totally independent of the affiliates of the registrant.

Purchase Obligations, page 54

Comment

25.
We note the disclosure that some types of trust assets may be subject to a purchase obligation that would become applicable “on demand made by or on behalf of the applicable security holders.” Please provide a legal analysis to support how the purchase obligations meet the requirements under Rule 3a-7 of the Investment Company Act.

Response

With respect to any take down involving a purchase obligation or put option as described in the base prospectus and for which mortgage loans are the underlying assets, the exemption to the Investment Company Act the issuing entity will rely upon is Section 3(C)(5)(C), not Rule 3a-7. Section 3(c)(5)(C) of the 1940 Act excepts from the definition of investment company any person who is not engaged in the business of issuing redeemable securities, face-amount certificates of the installment type of periodic payment plan certificates, and who is primarily engaged in purchasing or otherwise acquiring mortgages and other liens on and interests in real estate.

The SEC has taken the position that a company is not exempted under Section 3(c)(5)(C) unless at least 55% of its assets consist of ‘mortgages and other liens on and interests in real estate’ (‘55% test’), and the remaining 45% of its assets consist primarily of real estate-type interests (‘45% test’).” See for example, Greenwich Capital Acceptance, Inc., SEC No-Action Letter (Aug. 8, 1991), NAB Asset Corporation, SEC No-Action Letter (June 20, 1991). In general, the staff has taken the position that qualifying interests include, among other things, fee interests in real estate, mortgage loans and other interests secured by real estate, leasehold interests and notes fully secured by a mortgage solely on real estate. The Staff has also taken the position that securities representing an interest in a pool of mortgages (that is, mortgage backed securities) may be qualifying interests if the holder has the same economic experience as a person holding the underlying mortgages, such as agency “whole pool” GNMA, FNMA or FHLMC certificates. In the case of non-agency issuers, this has been interpreted to require that the holder has the right to foreclose on the underlying real estate.

In order to comply with the ‘45% test’, a company must invest at least 25% of its total assets in real estate-type interests (subject to reduction to the extent that it invests more than 55% of its total assets in assets meeting the 55% test) and may invest no more than 20% of its total assets in miscellaneous investments. See for example, Greenwich Capital Acceptance, Inc., SEC No-Action Letter (Aug. 8, 1991); NAB Asset Corporation, SEC No-Action Letter (June 20, 1991).

As stated in the offering documents, each series of securities will be backed by a trust fund consisting primarily of a segregated pool of mortgage loans, including: mortgage loans secured by first and junior liens on the related mortgage property; home equity revolving lines of credit; mortgage loans where the borrower has little or no equity in the related mortgaged property; mortgage loans secured by one-to-four family residential properties; mortgage loans secured by multifamily properties, commercial properties and mixed residential and commercial properties, manufactured housing conditional sales contracts and installment loan agreements or interests therein; and mortgage securities issued or guaranteed by Ginnie Mae, Fannie Mae, Freddie Mac or other government agencies or government-sponsored agencies or non-agency issued mortgage securities.

We confirm that each series will invest its assets in order to satisfy the 55% and 45% tests of Section 3(c)(5)(C) as described above, except as follows. All of the assets in the preceding paragraph will be eligible for the 55% test, with the exception of non-whole pool agency mortgage securities, and non-whole pool non-agency issued mortgage securities that do not have unilateral foreclosure control rights as to the underlying mortgage loans.

However, a transaction with a purchase obligation described above would not violate Rule 3a-7 since it would not be considered a redeemable security and would remain in compliance with the other requirements of Rule 3a-7. A purchase obligation is intended to guarantee the maturity of a class or classes of certificates. For instance, in a transaction where the mortgage pool includes adjustable-rate mortgage loans that are fixed for a certain number of years following origination, the issuing entity may require a mandatory call of certain classes of certificates (for at least par value of the certificates at the time) at the end of the fixed rate period (which is at least three years). The certificateholders do not have any rights with respect to the timing or the exercise of this feature, if included because the timing will be pre-determined and the exercise will be mandatory. Any transaction with a purchase obligation will contain additional detailed disclosure in the prospectus supplement outlining all material terms and conditions for investors.

Item 16—Exhibits

Comment

26.	Please revise your Exhibit list to reflect that Exhibits 4.1-4.5 have been filed.

Response

We have made this change.

*   *   *   *  *

Please contact Edward Southgate at (212) 912-7559 or the undersigned at (212) 912-7472 with any further questions.

Sincerely,

/s/ Richard D. Simonds, Jr.

Richard D. Simonds, Jr.